UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 6/30/11 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2011

Shares		Value
COMMON STOCKS (96.0%)

	CONSUMER DISCRETIONARY (10.7%)
14,000	Arbitron, Inc.	$578,620
2,000	BJ’s Restaurants, Inc. *	104,720
77,000	Brinker International, Inc.	1,883,420
16,500	Buckle, Inc. (The)	704,550
8,200	Chipotle Mexican Grill, Inc. *	2,527,158
93,000	Ctrip.com International Ltd. ADR *	4,006,440
36,000	Domino’s Pizza, Inc. *	908,640
28,000	Hanesbrands, Inc. *	799,400
7,000	John Wiley & Sons, Inc. Class A	364,070
13,000	Life Time Fitness, Inc. *	518,830
192,000	LKQ Corp. *	5,009,280
29,400	O’Reilly Automotive, Inc. *	1,925,994
12,000	Penn National Gaming, Inc. *	484,080
55,000	Phillips-Van Heusen Corp.	3,600,850
2,000	Pool Corp.	59,620
32,000	Signet Jewelers Ltd. *	1,497,920
8,400	Strayer Education, Inc.	1,061,676
69,000	Warnaco Group, Inc. (The) *	3,605,250
82,750	Wolverine World Wide, Inc.	3,454,813
		33,095,331

	CONSUMER STAPLES (5.1%)
114,000	Church & Dwight Co., Inc.	4,621,560
179,700	Flowers Foods, Inc.	3,960,588
42,000	Green Mountain Coffee Roasters, Inc. *	3,748,920
21,000	Hansen Natural Corp. *	1,699,950
39,000	Ruddick Corp.	1,698,060
		15,729,078

	ENERGY (3.4%)
32,000	Core Laboratories N.V.	3,569,280
82,000	Oceaneering International, Inc.	3,321,000
29,000	Rosetta Resources, Inc. *	1,494,660
20,000	Superior Energy Services, Inc. *	742,800
42,000	World Fuel Services Corp.	1,509,060
		10,636,800

	FINANCIALS (6.8%)
7,400	Affiliated Managers Group, Inc. *	750,730
2,000	Allied World Assurance Co. Holdings AG	115,160
129,900	Arch Capital Group Ltd. *	4,146,408
2,800	Bancolombia S.A. ADR	186,844
11,400	Equity Lifestyle Properties, Inc.	711,816
67,000	EZCORP, Inc. Class A *	2,383,525
30,800	First Cash Financial Services, Inc. *	1,293,292
11,874	First Financial Bankshares, Inc.	409,059
2,000	Portfolio Recovery Associates, Inc. *	169,580
45,300	ProAssurance Corp. *	3,171,000
46,200	RLI Corp.	2,860,704
136,500	Stifel Financial Corp. *	4,894,890
		21,093,008

	HEALTH CARE (8.9%)
28,000	Akorn, Inc. *	196,000
133,000	Alexion Pharmaceuticals, Inc. *	6,254,990
11,400	C.R. Bard, Inc.	1,252,404
33,800	Catalyst Health Solutions, Inc. *	1,886,716
2,600	Computer Programs & Systems, Inc.	165,048

Shares		Value
16,000	Edwards Lifesciences Corp. *	$1,394,880
15,200	Gentiva Health Services, Inc. *	316,616
21,500	Haemonetics Corp. *	1,383,955
30,000	Henry Schein, Inc. *	2,147,700
9,000	HMS Holdings Corp. *	691,830
37,800	IDEXX Laboratories, Inc. *	2,931,768
10,000	Magellan Health Services, Inc. *	547,400
14,000	MAKO Surgical Corp. *	416,220
12,000	MWI Veterinary Supply, Inc. *	969,240
38,000	Owens & Minor, Inc.	1,310,620
9,400	Pharmasset, Inc. *	1,054,680
19,000	Quality Systems, Inc.	1,658,700
13,000	SXC Health Solutions Corp. *	765,960
11,000	Techne Corp.	917,070
9,800	United Therapeutics Corp. *	539,980
9,000	Volcano Corp. *	290,610
13,600	West Pharmaceutical Services, Inc.	595,136
		27,687,523

	INDUSTRIALS (31.0%)
37,000	Acacia Research - Acacia Technologies *	1,357,530
22,000	Actuant Corp. Class A	590,260
62,200	Acuity Brands, Inc.	3,469,516
1,400	Advisory Board Co. (The) *	81,032
3,400	Altra Holdings, Inc. *	81,566
88,050	AMETEK, Inc.	3,953,445
33,200	AZZ, Inc.	1,520,560
7,400	BE Aerospace, Inc. *	301,994
2,000	Carlisle Companies, Inc.	98,460
13,000	Ceradyne, Inc. *	506,870
65,000	CLARCOR, Inc.	3,073,200
4,000	Clean Harbors, Inc. *	413,000
3,700	DigitalGlobe, Inc. *	94,017
85,000	EnerSys *	2,925,700
13,400	EnPro Industries, Inc. *	644,138
64,200	Esterline Technologies Corp. *	4,904,880
16,000	Flowserve Corp.	1,758,240
70,400	Gardner Denver, Inc.	5,917,120
55,700	Genesee & Wyoming, Inc. Class A *	3,266,248
45,900	Geo Group, Inc. (The) *	1,057,077
12,800	Graco, Inc.	648,448
73,437	HEICO Corp.	4,019,941
66,800	HUB Group, Inc. Class A *	2,515,688
54,400	IDEX Corp.	2,494,240
36,700	IHS, Inc. Class A *	3,061,514
10,000	II-VI, Inc. *	256,000
55,000	J.B. Hunt Transport Services, Inc.	2,589,950
71,000	Kansas City Southern *	4,212,430
14,400	Kirby Corp. *	816,048
101,600	Lennox International, Inc.	4,375,912
88,800	Lincoln Electric Holdings, Inc.	3,183,480
44,000	Middleby Corp. (The) *	4,137,760
66,600	Nordson Corp.	3,653,010
25,000	Polypore International, Inc. *	1,696,000
24,000	Regal-Beloit Corp.	1,602,480
37,200	Roper Industries, Inc.	3,098,760
55,600	Stericycle, Inc. *	4,955,072
2,000	Teledyne Technologies, Inc. *	100,720
13,200	Textainer Group Holdings Ltd.	405,768
7,700	Toro Co. (The)	465,850
5,300	Towers Watson & Co. Class A	348,263
16,000	TransDigm Group, Inc. *	1,459,040

1

Value Line Emerging Opportunities Fund, Inc.

June 30, 2011

Shares		Value
13,600	United Stationers, Inc.	$481,848
9,600	Valmont Industries, Inc.	925,344
29,000	Wabtec Corp.	1,905,880
154,500	Waste Connections, Inc.	4,902,285
49,600	Woodward Inc.	1,729,056
		96,055,640

	INFORMATION TECHNOLOGY (15.8%)
71,800	Advent Software, Inc. *	2,022,606
47,000	Amphenol Corp. Class A	2,537,530
95,726	ANSYS, Inc. *	5,233,341
15,000	Ariba, Inc. *	517,050
12,000	Aruba Networks, Inc. *	354,600
5,000	Blackbaud, Inc.	138,600
28,900	Blackboard, Inc. *	1,253,971
21,000	Cardtronics, Inc. *	492,450
26,200	Cognizant Technology Solutions Corp. Class A *	1,921,508
4,000	CommVault Systems, Inc *	177,800
57,100	Concur Technologies, Inc. *	2,858,997
15,700	Equinix, Inc. *	1,586,014
22,050	FactSet Research Systems, Inc.	2,256,156
34,000	Fortinet, Inc. *	927,860
111,800	Informatica Corp. *	6,532,474
8,600	j2 Global Communications, Inc. *	242,778
38,200	MICROS Systems, Inc. *	1,898,922
40,000	Netgear, Inc. *	1,748,800
26,000	Rackspace Hosting, Inc. *	1,111,240
1,800	Rofin-Sinar Technologies, Inc. *	61,470
36,000	Salesforce.com, Inc. *	5,363,280
23,000	Solera Holdings, Inc.	1,360,680
4,000	Synchronoss Technologies, Inc. *	126,920
25,200	Taleo Corp. Class A *	933,156
22,000	Teradata Corp. *	1,324,400
16,000	TIBCO Software, Inc. *	464,320
35,600	Trimble Navigation Ltd. *	1,411,184
19,000	Ultimate Software Group, Inc. (The) *	1,034,170
6,000	VeriFone Systems, Inc. *	266,100
56,000	Wright Express Corp. *	2,915,920
		49,074,297

	MATERIALS (8.7%)
28,000	Albemarle Corp.	1,937,600
95,200	AptarGroup, Inc.	4,982,768
17,000	Cytec Industries, Inc.	972,230
18,000	FMC Corp.	1,548,360
57,600	Greif, Inc. Class A	3,745,728
14,000	Koppers Holdings, Inc.	531,020
5,000	Kraton Performance Polymers, Inc. *	195,850
37,000	LSB Industries, Inc. *	1,588,040
17,000	NewMarket Corp.	2,902,070
6,000	Packaging Corp. of America	167,940
22,000	Rockwood Holdings, Inc. *	1,216,380
6,000	Scotts Miracle-Gro Co. (The) Class A	307,860
40,200	Sigma-Aldrich Corp.	2,949,876
88,400	Silgan Holdings, Inc.	3,621,748
8,200	TPC Group, Inc. *	321,604
		26,989,074

	TELECOMMUNICATION SERVICES (1.5%)
14,008	Crown Castle International Corp. *	571,386

Shares		Value

102,000	SBA Communications Corp. Class A *	$3,895,380
		4,466,766
	UTILITIES (4.1%)
25,200	AGL Resources, Inc.	1,025,892
27,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,658,826
51,000	ITC Holdings Corp.	3,660,270
22,800	Northwest Natural Gas Co.	1,028,964
20,000	Questar Corp.	354,200
91,400	South Jersey Industries, Inc.	4,963,934
		12,692,086

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (96.0%) (Cost $175,314,860)	297,519,603

Principal Amount		Value
SHORT-TERM INVESTMENTS (0.8%)

	REPURCHASE AGREEMENTS (0.8%)
$2,500,000	With Morgan Stanley, 0.00%, dated 06/30/11, due 07/01/11, delivery value $2,500,000 (collateralized by $2,535,000 U.S. Treasury Notes 0.8750% due 02/29/12, with a value of $2,554,831)	2,500,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,500,000) (0.8%)	2,500,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.2%)		10,037,029
NET ASSETS (1) (100%)		$310,056,632
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($310,056,632 ÷ 8,896,161 shares outstanding)		$34.85

*	Non-income producing.
(1)
For federal income tax purposes, the aggregate cost was $177,814,860, aggregate gross unrealized appreciation was $122,992,324, aggregate gross unrealized depreciation was $787,581 and the net unrealized appreciation was $122,204,743.

ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$297,519,603	$0	$0	$297,519,603
Short-Term Investments	0	2,500,000	0	2,500,000
Total Investments in Securities	$297,519,603	$2,500,000	$0	$300,019,603

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended June 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended June 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 23, 2011